FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Foreign Currency Risk [Member]
Statement [Line Items]
Asset And Liability Exposure, Description	A 10% change in the interest rate would not a result in a material impact on the Company’s operations.
Impact On Net Earning (loss)	$ 251	$ 275
Price Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	17	65
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact On Net Earning (loss)	143	$ 175
Liquidity Risk [Member]
Statement [Line Items]
Cash	2,697
Working Capital	$ 5,109